Corporate information	12 Months Ended
Dec. 31, 2018
Corporate Information
Corporate information

1.     Corporate information

Cementos Pacasmayo S.A.A. (hereinafter "the Company") was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation with publicly traded shares. The Company is a subsidiary of Inversiones ASPI S.A., which holds 50.01 percent of the Company’s common shares as of December 31, 2018 and 2017. The Company’s registered address is Calle La Colonia No.150, Urbanizacion El Vivero, Santiago de Surco, Lima, Peru.

The Company’s main activity is the production and marketing of cement, precast products, concrete and quicklime in La Libertad region, in the North of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter “the Group”) for the year ended December 31, 2018 was authorized by the Company’s Board of Directors on February 11, 2019. The consolidated financial statements as of December 31, 2017 and for the year ended that date were finally approved by the General Shareholders’ Meeting on March 27, 2018.

As of December 31, 2018, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A. and Calizas del Norte S.A.C. (on liquidation).

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it holds shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast products, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells precast products, cement bricks and ready-mix concrete. On May, 2017 created Prefabricados del Pacífico S.A.C. (a company dedicated to the production and commercialization of cement bricks in northern Peru, which as of the date of this report has not started operations).

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing energy transmission services to the Company.

-	Salmueras Sudamericanas S.A. (“Salmueras”) which is engaged in the exploration of a brine project located in the northern region of Peru. To develop this project, the subsidiary had the minority shareholder Quimpac S.A. that as of December 31, 2017 it had a participation of 25.1 percent of the common shares. In December 2017, the Company decided not to continue with the activities related to this project, as explained in note 1.4 below. As of December 31, 2018, Quimpac no longer has any participation in the project.

-	Calizas del Norte S.A.C. (on liquidation); is engaged in the mining activities of prospecting, exploration, marketing and transportation of other goods. On May 31, 2016, the Company decided to liquidate the subsidiary Calizas del Norte S.A.C., in order to contract a third party to provide the services performed by this subsidiary.

As of December 31, 2018, and 2017, the Company has a 100 percent interest in all of its subsidiaries, except in Salmueras Sudamericanas S.A. in which it maintained 74.90 percent as of December 31, 2017.

1.1	Purchase of corporate bonds in US dollars and second issuance of corporate bonds in soles –

The Board of Directors Meeting held on November 26, 2018, approved the Group’s debt reprofiling and the private offer to purchase corporate bonds in cash. To this end, the Company obtained mid-term promissory notes (bridge loans) with Banco de Crédito del Perú, see note 15.

The private purchase offer was made between November 26 and December 7, 2018. The Company offered US$975 for each US$1,000 of bonds principal, with an additional premium of US$30, which meant a total payment to the bondholders of US$1,005 for each US$1,000 of bonds principal. Likewise, they received the accrued interest generated.

The Company made the purchase of bonds for the nominal amount of US$168,388,000 corresponding to 56.13 percent of the total corporate bonds, paying a total amount of US$171,818,906 including accrued interest and additional premium.

At the General Shareholders' Meeting held on January 8, 2019, it was approved to issue corporate bonds in soles to be placed in the local market for up to the maximum amount of S/1,000,000,000 or its equivalent in dollars of the United States of America through the Second Corporate Bonds Program of Pacasmayo.

This issue of corporate bonds was made on January 31, 2019 according to the following detail:

-	10-year bonds for S/260,000,000 at a rate of 6.6875 percent per year.

-	15-year bonds for S/310,000,000 at a rate of 6.84375 percent per year.

As a consequence of the purchase of corporate bonds issued in US dollars, the Company's Management considers that it is not necessary to continue with all of the derivative financial instruments to hedge such liabilities, for this reason, during December 2018, the Company settled derivative financial instruments amounting US$150,000,000 from a total of US$300,000,000. The profit obtained from this settlement amounts to S/27,003,000.

1.2	Business combination –

On October 5, 2018, Distribuidora Norte Pacasmayo S.R.L. acquired certain assets of a third party through the disbursement of US$12,335,000.

The acquisition of the assets was recorded under the acquisition method reflecting their fair values at the acquisition date in accordance with the International Financial Information Standard No. 3 "Business Combinations". These values were recorded in the separate financial statements of Distribuidora Norte Pacasmayo S.R.L. as of that date, as well as the resulting goodwill. The carrying amounts and fair values of the assets identified as of the acquisition date were as follows:

Fair value
S/(000)

Tangible assets
Inventories	6,849
Machinery and equipment	2,749
Total tangible assets	9,598

Brand and other intangibles	25,152
34,750

Goodwill	6,325

Total assets acquired	41,075

The methodology used to determine the fair values at the acquisition date for each of the items evaluated are the following:

(i)	Inventories -

The determination of the fair value of the inventories was made by calculating their net realizable value at the acquisition date for which the following was done:

In the cement, it corresponded to the estimated sale price, less the estimated costs to carry out the sale. In the clinker, the cost of direct materials was evaluated on the degree of progress maintained within the cement production process. In the cement bags, the individual evaluation was carried out according to the observable market price for similar assets.

(ii)	Fixed assets -

For the determination of the fair value of the fixed assets, technical reports prepared by an independent appraiser were used.

(iii)	Brand and other intangibles -

The fair values of identifiable intangible assets at the acquisition date were determined using the income approach, based on the present value of the gains attributable to the asset or costs avoided as a result of owning the asset. Under this approach, the fair value of intangible assets is determined through the methodology of discounted future cash flows using the rate of return that considers the relative risk of obtaining cash flows and the value of money over time.

The methods used by the Management of the Company to estimate the fair values of the intangible assets identified at the acquisition date were the "With / Without Method" (WWM) which estimates the value of the intangible as the differential between the value of the cash flows with and without the intangible asset, after discounting the returns for all the assets that contribute to the flow and the "Relief from Royalty" (RFR) method, which estimates the cash flows that the company saves for the payment of royalties that it would do if it did not have its own brand.

(iv)	Goodwill -

Goodwill comprises the fair value of the expected synergies that the Company expects to obtain when acquiring the assets. This goodwill is recorded at cost and corresponds to excess of the cost of acquisition (consideration transferred) and the fair value of the identifiable assets, including intangible assets.

1.3	Spin-off project -

On September 2016, the Company’s General Shareholders’ Meeting approved a spin-off project that will allow the transfer of a portion of net assets (composed by the assets and liabilities related to the Company's interest in Fosfatos del Pacífico S.A.) in favor of Fossal S.A.A. (enterprise created as a subsidiary of Inversiones ASPI S.A.). The purpose of the spin-off project was to allocate the assets and liabilities of the Company in accordance with the specialization of each business, creating greater flexibility for shareholders and greater clarity in long-term operations.

The project contemplated that for each common and investment share of Cementos Pacasmayo S.A.A., the shareholders would received approximately 0.20 common shares of Fossal S.A.A. and approximately 0.80 common shares of Cementos Pacasmayo S.A.A.

On March 1, 2017, the spin-off project was executed; in that sense, capital stock, investment shares, additional capital and legal reserve decreased by S/107,593,000, S/10,224,000, S/118,569,000 and S/36,957,000, respectively. The related non-controlling interest was reduced by S/100,357,000.

As of the date of the spin-off’s execution, part of the investment shares transferred to Fossal S.A.A. were owned by Cementos Pacasmayo S.A.A. (treasury shares). As a consequence, the Company received 9,148,373 investment shares of Fossal S.A.A. The transactions were recorded with a debit to financial instruments designated at fair value through other comprehensive income, for an amount of S/21,206,000 and a credit to equity for S/23,459,000. The difference between the financial and tax value of those investments generated a deferred income tax asset of S/2,253,000, see note 9(a).

As of December 31, 2016, Fosfatos del Pacífico S.A. was classified as a group of assets (along with related liabilities) held for distribution to shareholders and as a discontinued operation.

Likewise, the assets of the equity block to be transferred were presented separately within the "Other" segment, see note 33.

The net losses generated by Fosfatos del Pacífico S.A. (net of intercompany eliminations), were included in the consolidated statement of income as "net loss of discontinued operations" for the years 2017 and 2016 and amounted to S/754,000 and S/6,589,000, respectively, see note 33. As of December 31, 2016, the assets and liabilities of Fosfatos del Pacífico S.A. (net of intercompany eliminations), which were classified as maintained for distribution amounted to S/338,411,000 and S/2,704,000, respectively, see note 33.

As of March 1, 2017, the assets and liabilities transferred of Fosfatos del Pacífico S.A. (net of intercompany eliminations), mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non- current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173

382,638

Liabilities and equity -
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357

382,638

1.4	Impairment on brine project -

The Company has decided to prioritize its investments in the development of products related to the manufacture and sale of cement and constructive solutions; therefore, the disposal of investments that are not in line with the strategic plan has been approved. As a result of this decision, in the last quarter of 2017 the Company has decided not to continue with the brine project. The consolidated financial statements of Cementos Pacasmayo S.A.A. include a charge to results related to the impairment on the assets of this project, as detailed below:

	Salmueras Sudamericanas S.A.	Cementos Pacasmayo S.A.A.	Total consolidated
	S/(000)	S/(000)	S/(000)

Assets -
Income tax prepayments	(5,654)	—	(5,654)
Property, plant and equipment, note 10	(1,732)	—	(1,732)
Exploration and evaluation assets, note 11	(33,469)	—	(33,469)
Other current liabilities	32	—	32
Additional paid in capital	—	(6,759)	(6,759)

Total asset impairment	(40,823)	(6,759)	(47,582)
Deferred income tax	(6,937)	17,087	10,150

Total impairment loss	(47,760)	10,328	(37,432)

Attributable to -
Equity holders of the parent	(35,772)	10,328	(25,444)
Non- controlling interests	(11,988)	—	(11,988)

	(47,760)	10,328	(37,432)

The table presented below shows the summary of the main captions of the audited financial statements of the subsidiaries controlled by the Group as of December 31, 2018, 2017 and 2016:

	Assets		Liabilities		Net equity		Net income (loss)
Entity	2018	2017	2018	2017	2018	2017	2018	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cementos Selva S.A. and subsidiaries	240,662	244,386	29,967	34,969	210,695	209,417	24,261	37,467	37,361
Distribuidora Norte Pacasmayo S.R.L. and subsidiary	305,095	243,568	175,842	119,182	129,253	124,386	4,867	(220)	11,242
Empresa de Transmisión Guadalupe S.A.C.	41,971	42,136	846	1,397	41,125	40,739	386	124	504
Salmueras Sudamericanas S.A., note 1.4	46	587	674	—	(628)	587	(2,620)	(50,942)	(2,300)
Calizas del Norte S.A.C. (on liquidation)	703	713	—	7	703	706	(3)	(121)	407
Fosfatos del Pacífico S.A., note 1.3	—	—	—	—	—	—	—	(1,216)	(9,010)